Derivative Financial Instruments and Hedging Activities (Details 4) (Interest Rate Swaps [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative in fair value hedging relationships [Abstract]
Hedged item in fair value hedging relationship	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015	5.625% senior notes due 2015
(Loss) gain recognized for derivative					$ (3)	$ 7	$ 14
Gain (loss) recognized for hedged item					2	(8)	(12)
Ineffectiveness recognized in interest expense	(1)	0	1	0	1	1	2
Change in unrecognized gain (loss) from derivatives no longer in fair value hedging relationships	(3)		(3)
Amortization of prior loss recognized on item no longer in hedging relationship	(2)	0	(4)	0
Fair Value Hedging [Member]
Derivative in fair value hedging relationships [Abstract]
(Loss) gain recognized for derivative	0	0	0	0
Gain (loss) recognized for hedged item	0	(1)	0	1
Ineffectiveness recognized in interest expense	$ 0	$ (1)	$ 0	$ (1)